Debt and Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Credit Facilities
At December 31, 2023, Hydro One’s Operating Credit Facilities consisted of the following:

(millions of dollars)	Maturity	Total Amount	Amount Drawn
Revolving standby credit facilities	June 2028[1]	2,300	—
1 On June 1, 2023, the maturity dates for the Operating Credit Facilities were extended from June 2027 to June 2028.

Schedule of Outstanding Long-Term Debt
The following table presents long-term debt outstanding at December 31, 2023 and 2022:

As at December 31 (millions of dollars)	2023	2022
0.71% Series 48 notes due 2023	—	600
2.54% Series 42 notes due 2024	700	700
1.76% Series 45 notes due 2025	400	400
2.97% Series 40 notes due 2025	350	350
5.54% Series 57 notes due 2025	400	—
2.77% Series 35 notes due 2026	500	500
Floating-rate Series 56 notes due 2026[1]	425	—
4.91% Series 52 notes due 2028	750	750
3.02% Series 43 notes due 2029	550	550
3.93% Series 53 notes due 2029	300	—
2.16% Series 46 notes due 2030	400	400
7.35% Debentures due 2030	400	400
1.69% Series 49 notes due 2031	400	400
2.23% Series 50 notes due 2031	450	450
6.93% Series 2 notes due 2032	500	500
4.16% Series 54 notes due 2033	450	—
6.35% Series 4 notes due 2034	385	385
5.36% Series 9 notes due 2036	600	600
4.89% Series 12 notes due 2037	400	400
6.03% Series 17 notes due 2039	300	300
5.49% Series 18 notes due 2040	500	500
4.39% Series 23 notes due 2041	300	300
6.59% Series 5 notes due 2043	315	315
4.59% Series 29 notes due 2043	435	435
4.17% Series 32 notes due 2044	350	350
5.00% Series 11 notes due 2046	325	325
3.91% Series 36 notes due 2046	350	350
3.72% Series 38 notes due 2047	450	450
3.63% Series 41 notes due 2049	750	750
2.71% Series 47 notes due 2050	500	500
3.64% Series 44 notes due 2050	250	250
3.10% Series 51 notes due 2051	450	450
4.00% Series 24 notes due 2051	225	225
4.46% Series 55 notes due 2053	300	—
4.85% Series 58 notes due 2054	500	—
3.79% Series 26 notes due 2062	310	310
4.29% Series 30 notes due 2064	50	50
Hydro One long-term debt (a)	15,020	13,245

6.6% Senior Secured Bonds due 2023 (Principal amount - $nil)	—	97
4.6% Note Payable due 2023 (Principal amount - $nil)	—	36
HOSSM long-term debt (b)	—	133

	15,020	13,378

Add: Net unamortized debt premiums	12	8
Add: Realized mark-to-market gain[2]	6	—
Less: Unamortized deferred debt issuance costs	(52)	(47)
Total long-term debt	14,986	13,339
[1] The interest rates of the floating-rate notes are referenced to the daily compounded Canadian overnight repo rate average, plus a margin..
2 In October 2023, Hydro One Inc. entered into $400 million fixed-to-floating interest-rate swap agreement to convert the $400 million Medium Term Note (MTN) Series 57 notes maturing October 20, 2025, into a variable rate debt. This swap was accounted for as a fair value hedge. In December 2023, this swap was terminated with a payment received of $6 million on settlement, which is being amortized over the term of the related note.
(a) Hydro One long-term debt
At December 31, 2023, long-term debt of $15,020 million (2022 - $13,245 million) was outstanding, the majority of which was issued under Hydro One’s MTN Program. In June 2022, Hydro One filed a short form base shelf prospectus in connection with its MTN Program, which has a maximum authorized principal amount of notes issuable of $4,000 million, expiring in July 2024. At December 31, 2023, $875 million remained available for issuance under the MTN Program prospectus.
In 2023, Hydro One issued long-term debt totalling $2,375 million (2022 - $750 million) and repaid long-term debt of $600 million (2022 - $600 million) under the MTN Program.
See Note 33 - Subsequent Events for long-term debt issued under Hydro One Inc.'s MTN Program subsequent to December 31, 2023.
(b) HOSSM long-term debt
On June 16, 2023, the HOSSM long-term debt matured and was fully repaid, leaving no debt outstanding at December 31, 2023 (December 31, 2022 - $133 million). In 2023, no long-term debt was issued (2022 - $nil), and $131 million (2022 - $3 million) of long-term debt was repaid.

Schedule of Long-Term Debt
The total long-term debt is presented on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2023	2022
Current liabilities:
Long-term debt payable within one year	700	733
Long-term liabilities:
Long-term debt	14,286	12,606
Total long-term debt	14,986	13,339

Summary of Principal Repayments and Related Weighted Average Interest Rates
At December 31, 2023, future principal repayments, interest payments, and related weighted-average interest rates were as follows:

	Long-Term Debt Principal Repayments	Interest Payments	Weighted-Average Interest Rate
	(millions of dollars)	(millions of dollars)	(%)
Year 1	700	621	2.5
Year 2	1,150	603	3.4
Year 3	925	565	4.1
Year 4	—	535	1.4
Year 5	750	516	4.9
	3,525	2,840	3.7
Years 6-10	3,450	2,136	4.0
Thereafter	8,045	4,110	4.5
	15,020	9,086	4.2